NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Non-controlling interests
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2019:

	Place of business	Entity type	Economic interest[1]	Method[2]
Nevada Gold Mines[3,4,5,6,7]	United States	Subsidiary	61.5%	Consolidation
Loulo-Gounkoto[3]	Mali	Subsidiary	80%	Consolidation
Tongon[3]	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Porgera Mine[8]	Papua New Guinea	JO	47.5%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[9]	Democratic Republic of Congo	JV	45%	Equity Method
Morila[9]	Mali	JV	40%	Equity Method
GNX[9,10]	Chile	JV	50%	Equity Method
Jabal Sayid[9]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[9,10]	Tanzania	JV	50%	Equity Method
Zaldívar[9]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]
We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, Loulo-Gounkoto, Tongon and Pueblo Viejo and record a non-controlling interest for the 38.5%, 38.5%, 38.5%, 38.5%, 38.5%, 20%, 10.3% and 40%, respectively, that we do not own. On September 17, 2019, Barrick acquired all of the shares of Acacia it did not own, bringing our ownership from 63.9% to 100%. When the Government of Tanzania’s 16% free-carried interest is made effective, which is expected to be as of January 1, 2020, our ownership will be brought down to 84%.

[4]
On July 1, 2019, Barrick’s Goldstrike (including 60% of South Arturo) and Newmont’s Carlin were contributed to Nevada Gold Mines, a joint venture with Newmont, and are now referred to as Carlin. This brought our ownership to 61.5% of Carlin (including 36.9% of South Arturo).

[5]	On July 1, 2019, Cortez was contributed to Nevada Gold Mines bringing our ownership down to 61.5%.

[6]
Barrick owned 75% of Turquoise Ridge through to the end of the second quarter of 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was proportionately consolidated on the basis that the joint venture partners that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. On July 1, 2019, Barrick’s 75% interest in Turquoise Ridge and Newmont’s Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines. This brought our ownership to 61.5% of Turquoise Ridge and Twin Creeks, now referred to as Turquoise Ridge.

[7]	Phoenix and Long Canyon were acquired as a result of the formation of Nevada Gold Mines on July 1, 2019, resulting in an ownership of 61.5%.

[8]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[9]	Barrick has commitments of $324 million relating to its interest in the joint ventures.

[10]	These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies.

	Nevada Gold Mines	Pueblo Viejo	Acacia	Loulo-Gounkoto	Tongon	Other	Total
NCI in subsidiary at December 31, 2019	38.5%	40%	—%	20%	10.3%	Various
At January 1, 2018	$—	$1,290	$480	$—	$—	$11	$1,781
Share of income (loss)	—	89	22	—	—	(1)	110
Cash contributed	—	—	—	—	—	24	24
Disbursements	—	(108)	—	—	—	(15)	(123)
At December 31, 2018	$—	$1,271	$502	$—	$—	$19	$1,792
Acquisitions[1]	5,910	—	—	887	61	(76)	6,782
Share of income (loss)	275	311	(7)	30	(3)	(1)	605
Cash contributed	90	—	—	—	—	50	140
Decrease in non-controlling interest[1]	—	—	(495)	—	—		(495)
Disbursements	(236)	(158)	—	(16)	(11)	(8)	(429)
At December 31, 2019	$6,039	$1,424	$—	$901	$47	($16)	$8,395

	Nevada Gold Mines[1]		Pueblo Viejo		Loulo-Gounkoto		Tongon
For the years ended December 31	2019	2018	2019	2018	2019	2018	2019	2018
Revenue	$2,707	$—	$1,409	$1,333	$1,007	$—	$384	$—
Income (loss) from continuing operations after tax	739	—	708	206	158	—	(29)	—
Other comprehensive income (loss)	—	—	—	—	—	—	—	—
Total comprehensive income (loss)	$739	$—	$708	$206	$158	$—	($29)	$—
Dividends paid to NCI	$236	$—	$158	$—	$16	$—	$11	$—

Summarized Statements of Cash Flows

	Nevada Gold Mines[1]		Pueblo Viejo		Loulo-Gounkoto		Tongon
For the years ended December 31	2019	2018	2019	2018	2019	2018	2019	2018
Net cash provided by (used in) operating activities	$1,296	$—	$504	$272	$259	$—	$129	$—
Net cash used in investing activities	(539)	—	(107)	(144)	(130)	—	61	—
Net cash used in financing activities	(379)	—	(397)	(108)	(80)	—	(107)	—
Net increase (decrease) in cash and cash equivalents	$378	$—	$—	$20	$49	$—	$83	$—

	Nevada Gold Mines		Pueblo Viejo		Loulo-Gounkoto		Tongon
	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018
Current assets	$10,977	$—	$500	$520	$406	$—	$158	$—
Non-current assets	15,909	—	4,303	3,469	4,662	—	424	—
Total assets	$26,886	$—	$4,803	$3,989	$5,068	$—	$582	$—
Current liabilities	466	—	428	720	234	—	59	—
Non-current liabilities	1,217	—	932	402	634	—	106	—
Total liabilities	$1,683	$—	$1,360	$1,122	$868	$—	$165	$—